UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

_______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

_____________________

Diamond Hill Funds

(Exact name of registrant as specified in charter)

_____________________

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.    Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 79.9%
Consumer Discretionary - 9.5%
Aaron's, Inc.	549,240	$15,548,984
Callaway Golf Co. ^	375,583	3,579,306
Carter's, Inc.	96,830	8,953,870
Global Sources Ltd. *^	749,948	4,394,695
Hillenbrand, Inc.	372,900	11,511,423
Live Nation Entertainment, Inc. *^	955,290	24,101,967
Steiner Leisure Ltd. *	697,877	33,079,370
Tenneco, Inc. *	401,530	23,055,853
Vail Resorts, Inc.	229,815	23,767,467
		147,992,935

Consumer Staples - 4.9%
B&G Foods, Inc. ^	666,110	19,603,617
Energizer Holdings, Inc.	129,105	17,822,945
Flowers Foods, Inc. ^	1,090,759	24,803,860
Post Holdings, Inc. *^	294,100	13,775,644
		76,006,066

Energy - 5.1%
Carrizo Oil & Gas, Inc. *	141,561	7,028,504
Cimarex Energy Co.	284,130	32,700,521
Contango Oil & Gas Co. *^	368,437	8,105,614
Rosetta Resources, Inc. *^	909,285	15,476,031
Southwestern Energy Co. *^	177,485	4,115,877
Whiting Petroleum Corp. *	402,150	12,426,435
		79,852,982

Financials - 28.0%
Alleghany Corp. *	36,757	17,900,659
American Equity Investment Life Holding Co.	267,005	7,777,856
Assured Guaranty Ltd.	379,152	10,005,821
BankUnited, Inc.	599,980	19,643,345
BOK Financial Corp. ^	179,320	10,977,970
Brown & Brown, Inc. ^	1,149,390	38,056,303
Endurance Specialty Holdings Ltd. ^	321,160	19,635,722
Enstar Group Ltd. *	197,487	28,015,506
First Horizon National Corp. ^	791,280	11,307,391
First Niagara Financial Group, Inc. ^	658,720	5,823,085
First of Long Island Corp., The ^	265,980	6,782,490

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 79.9% continued
Financials - 28.0% continued
Fortress Investment Group LLC, Class A	2,634,230	$21,258,236
Greenlight Capital Re Ltd., Class A *	185,365	5,894,607
HCC Insurance Holdings, Inc.	417,625	23,666,809
Infinity Property & Casualty Corp.	89,440	7,338,552
iStar Financial, Inc. REIT *^	3,011,920	39,154,960
Mid-America Apartment Communities, Inc. REIT	224,204	17,324,243
National Penn Bancshares, Inc.	856,140	9,220,628
Nationstar Mortgage Holdings, Inc. *^	312,710	7,745,827
Navigators Group, Inc. *^	550,828	42,876,452
Popular, Inc. *	1,130,388	38,874,043
Reinsurance Group of America	127,270	11,860,291
State Bank Financial Corp. ^	342,875	7,200,375
Sterling Bancorp	775,960	10,405,624
Winthrop Realty Trust REIT	884,650	14,437,488
		433,184,283

Health Care - 7.8%
Alere, Inc. *	861,565	42,130,529
Greatbatch, Inc. *	374,260	21,650,941
LifePoint Hospitals, Inc. *	128,835	9,462,931
Natus Medical, Inc. *	847,635	33,456,153
Universal American Financial Corp. *	1,326,486	14,166,870
		120,867,424

Industrials - 16.2%
AAR Corp.	396,792	12,181,514
Aircastle Ltd.	1,097,365	24,646,818
Alaska Air Group, Inc.	238,560	15,787,901
Avis Budget Group, Inc. *	904,555	53,382,313
Brink's Co., The ^	330,925	9,143,458
Corrections Corp. of America ^	641,908	25,843,216
Hub Group, Inc., Class A *	727,605	28,587,600
Hyster-Yale Materials Handling, Inc. ^	159,005	11,653,476
Kennametal, Inc. ^	389,230	13,113,159
Toro Co., The	188,380	13,209,206

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 79.9% continued
Industrials - 16.2% continued
TriMas Corp. *	427,850	$13,173,502
Trinity Industries, Inc. ^	879,015	31,213,823
		251,935,986

Information Technology - 5.3%
Broadridge Financial Solutions, Inc.	534,710	29,414,397
CSG Systems International, Inc. ^	209,772	6,374,971
DST Systems, Inc.	366,090	40,529,824
Rovi Corp. *^	361,885	6,589,926
		82,909,118

Utilities - 3.1%
Cleco Corp.	205,390	11,197,863
ITC Holdings Corp.	404,198	15,129,131
UGI Corp.	670,640	21,856,158
		48,183,152

Total Common Stocks		$1,240,931,946

Registered Investment Companies - 27.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10%Σ	315,809,806	315,809,806
State Street Navigator Securities Lending Prime Portfolio, 0.16%†Σ	115,399,505	115,399,505

Total Registered Investment Companies		$431,209,311

Total Investment Securities - 107.7%
(Cost $1,300,949,753)**		$1,672,141,257
Net Other Assets (Liabilities) - (7.7)%		(119,015,091)

Net Assets - 100.0%		$1,553,126,166

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $111,729,449.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 90.8%
Consumer Discretionary - 13.8%
Aaron's, Inc.	537,790	$15,224,835
Gannett Co., Inc.	455,030	16,872,512
Goodyear Tire & Rubber Co., The	639,197	17,309,455
Jarden Corp. *	461,930	24,436,097
Staples, Inc.	1,133,290	18,455,628
Steiner Leisure Ltd. *	404,728	19,184,107
Whirlpool Corp.	90,180	18,221,771
		129,704,405

Consumer Staples - 10.8%
B&G Foods, Inc. ^	577,633	16,999,739
Coty, Inc. ^	293,900	7,132,953
Energizer Holdings, Inc.	99,385	13,720,099
Flowers Foods, Inc. ^	1,034,358	23,521,302
Molson Coors Brewing Co., Class B	292,705	21,791,887
Post Holdings, Inc. *^	390,467	18,289,474
		101,455,454

Energy - 5.8%
Cimarex Energy Co.	314,960	36,248,746
Noble Energy, Inc.	143,760	7,029,864
Southwestern Energy Co. *^	479,540	11,120,533
		54,399,143

Financials - 28.5%
American Equity Investment Life Holding Co.	54,090	1,575,642
BankUnited, Inc.	389,880	12,764,671
BOK Financial Corp. ^	195,565	11,972,489
Brown & Brown, Inc.	793,325	26,266,990
Endurance Specialty Holdings Ltd.	349,190	21,349,476
Enstar Group Ltd. *	35,050	4,972,193
First Horizon National Corp. ^	1,218,950	17,418,796
First Republic Bank	310,305	17,715,313
HCC Insurance Holdings, Inc.	7,445	421,908
Infinity Property & Casualty Corp.	72,055	5,912,113
iStar Financial, Inc. REIT *^	1,176,780	15,298,140
Mid-America Apartment Communities, Inc. REIT	146,850	11,347,100
National Penn Bancshares, Inc.	1,012,225	10,901,663

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 90.8% continued
Financials - 28.5% continued
Nationstar Mortgage Holdings, Inc. *	549,285	$13,605,789
Navigators Group, Inc. *	151,025	11,755,786
Popular, Inc. *	496,337	17,069,029
Reinsurance Group of America ^	78,330	7,299,573
Willis Group Holdings plc	1,052,870	50,727,276
XL Group plc	239,670	8,819,856
		267,193,803

Health Care - 11.3%
Boston Scientific Corp. *	1,949,170	34,597,767
Catamaran Corp. *	334,810	19,934,587
LifePoint Hospitals, Inc. *	337,616	24,797,896
Orthofix International NV *	408,277	14,653,062
Universal American Financial Corp. *	1,110,930	11,864,732
		105,848,044

Industrials - 10.3%
Aircastle Ltd. ^	310,980	6,984,611
Brink's Co., The ^	245,540	6,784,270
Corrections Corp. of America	356,866	14,367,425
Dover Corp.	268,543	18,561,693
Hub Group, Inc., Class A *	768,305	30,186,703
Kennametal, Inc. ^	352,460	11,874,377
Knowles Corp. *^	136,696	2,634,132
Parker Hannifin Corp.	43,375	5,152,083
		96,545,294

Information Technology - 7.1%
Broadridge Financial Solutions, Inc.	121,980	6,710,120
CSG Systems International, Inc. ^	189,865	5,769,997
Juniper Networks, Inc.	1,090,470	24,622,813
Linear Technology Corp.	204,915	9,590,022
Vantiv, Inc., Class A *	524,260	19,764,602
		66,457,554

Utilities - 3.2%
Cleco Corp.	46,330	2,525,912
ITC Holdings Corp.	318,595	11,925,010
UGI Corp.	492,115	16,038,028
		30,488,950

Total Common Stocks		$852,092,647

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Registered Investment Companies - 15.6%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10%Σ	83,319,792	$83,319,792
State Street Navigator Securities Lending Prime Portfolio, 0.16%†Σ	63,140,522	63,140,522

Total Registered Investment Companies		$146,460,314

Total Investment Securities - 106.4%
(Cost $895,345,171)**		$998,552,961
Net Other Assets (Liabilities) - (6.4)%		(59,664,062)

Net Assets - 100.0%		$938,888,899

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $61,393,541.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Mid Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.1%
Consumer Discretionary - 14.4%
Aaron's, Inc. ^	9,839	$278,542
Dollar General Corp. *	2,463	185,661
Gannett Co., Inc. ^	8,775	325,377
Goodyear Tire & Rubber Co., The	12,505	338,635
Jarden Corp. *^	8,472	448,169
Staples, Inc. ^	20,475	333,435
VF Corp. ^	2,680	201,831
Whirlpool Corp. ^	2,201	444,734
		2,556,384

Consumer Staples - 12.2%
B&G Foods, Inc. ^	10,280	302,540
Coty, Inc. ^	7,750	188,093
Energizer Holdings, Inc.	1,910	263,676
Flowers Foods, Inc. ^	20,036	455,618
Molson Coors Brewing Co., Class B	5,282	393,245
Post Holdings, Inc. *^	6,705	314,062
Sysco Corp.	6,645	250,716
		2,167,950

Energy - 6.7%
Cimarex Energy Co. ^	6,163	709,299
Noble Energy, Inc. ^	5,871	287,092
Southwestern Energy Co. *^	8,173	189,532
		1,185,923

Financials - 28.9%
Alleghany Corp. *^	268	130,516
American Equity Investment Life Holding Co. ^	1,550	45,152
BankUnited, Inc.	6,750	220,995
BOK Financial Corp. ^	3,640	222,841
Brown & Brown, Inc. ^	14,670	485,724
Endurance Specialty Holdings Ltd. ^	6,505	397,716
Enstar Group Ltd. *	1,085	153,918
First Horizon National Corp. ^	23,135	330,599
First Republic Bank ^	5,890	336,260
Mid-America Apartment Communities, Inc. REIT ^	3,146	243,091
National Penn Bancshares, Inc. ^	18,663	201,001
Nationstar Mortgage Holdings, Inc. *	10,161	251,688
Popular, Inc. *	9,041	310,920

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.1% continued
Financials - 28.9% continued
Progressive Corp. ^	6,692	$182,022
Reinsurance Group of America ^	1,384	128,975
SunTrust Banks, Inc.	6,692	274,974
Willis Group Holdings plc ^	20,137	970,200
XL Group plc ^	5,741	211,269
		5,097,861

Health Care - 9.3%
Boston Scientific Corp. *^	45,928	815,222
Catamaran Corp. *	6,035	359,324
LifePoint Hospitals, Inc. *^	6,395	469,713
		1,644,259

Industrials - 9.1%
Corrections Corp. of America ^	8,087	325,583
Dover Corp. ^	5,750	397,440
Hub Group, Inc., Class A *	9,445	371,094
Kennametal, Inc. ^	6,401	215,650
Parker Hannifin Corp. ^	2,571	305,383
		1,615,150

Information Technology - 6.6%
Broadridge Financial Solutions, Inc.	2,875	158,154
Juniper Networks, Inc. ^	20,611	465,396
Linear Technology Corp. ^	4,060	190,008
Vantiv, Inc., Class A *^	9,430	355,511
		1,169,069

Materials - 0.6%
Eastman Chemical Co. ^	1,595	110,470
		110,470

Utilities - 3.3%
Cleco Corp.	1,123	61,226
ITC Holdings Corp. ^	5,849	218,928
UGI Corp. ^	9,169	298,818
		578,972

Total Common Stocks		$16,126,038

Registered Investment Companies - 37.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10%Σ	1,552,589	1,552,589

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Registered Investment Companies - 37.3% continued
State Street Navigator Securities Lending Prime Portfolio, 0.16%†Σ	5,057,709	$5,057,709

Total Registered Investment Companies		$6,610,298

Total Investment Securities - 128.4%
(Cost $21,252,093)**		$22,736,336
Net Other Assets (Liabilities) - (28.4)%		(5,030,988)

Net Assets - 100.0%		$17,705,348

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $4,888,623.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 98.1%
Consumer Discretionary - 15.6%
BorgWarner, Inc. ^	182,740	$11,052,115
Comcast Corp., Class A	1,158,555	65,423,601
Gannett Co., Inc. ^	1,355,355	50,256,563
Goodyear Tire & Rubber Co., The	1,465,655	39,689,938
McDonald's Corp.	285,264	27,796,124
TJX Cos., Inc., The	1,103,865	77,325,743
Twenty-First Century Fox, Inc.	1,432,935	47,114,903
VF Corp.	897,020	67,554,576
Walt Disney Co., The	707,200	74,178,208
Whirlpool Corp.	313,045	63,253,873
		523,645,644

Consumer Staples - 9.0%
Kimberly-Clark Corp.	624,380	66,877,342
Philip Morris International	604,275	45,520,036
Procter & Gamble Co., The	1,360,357	111,467,652
Sysco Corp.	2,074,214	78,260,094
		302,125,124

Energy - 6.5%
Cimarex Energy Co.	580,610	66,822,405
Devon Energy Corp.	1,023,652	61,736,452
EOG Resources, Inc.	800,846	73,429,570
Occidental Petroleum Corp.	221,515	16,170,595
		218,159,022

Financials - 25.9%
American International Group, Inc.	1,781,345	97,599,893
Capital One Financial Corp.	1,011,610	79,735,100
Citigroup, Inc.	1,844,835	95,045,899
Franklin Resources, Inc.	898,985	46,135,910
JPMorgan Chase & Co.	1,606,903	97,346,184
Marsh & McLennan Cos., Inc.	1,283,390	71,985,345
MetLife, Inc.	759,770	38,406,374
Morgan Stanley	2,840,505	101,377,624
PNC Financial Services Group, Inc.	824,200	76,848,408
Progressive Corp.	2,482,065	67,512,168
Prudential Financial, Inc.	913,529	73,365,514
Wells Fargo & Co.	426,090	23,179,296
		868,537,715

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 98.1% continued
Health Care - 16.8%
Abbott Laboratories	2,353,027	$109,015,740
Baxter International, Inc.	581,277	39,817,475
Boston Scientific Corp. *	5,166,675	91,708,481
Express Scripts Holding Co. *	692,850	60,118,595
Medtronic plc	1,315,627	102,605,750
Pfizer, Inc.	3,420,967	119,015,442
Stryker Corp. ^	435,405	40,166,111
		562,447,594

Industrials - 8.5%
Dover Corp. ^	764,408	52,835,881
Illinois Tool Works, Inc.	585,769	56,901,601
Parker Hannifin Corp. ^	511,899	60,803,363
United Technologies Corp.	980,637	114,930,656
		285,471,501

Information Technology - 13.5%
Apple Computer, Inc.	636,032	79,141,462
Cisco Systems, Inc.	2,104,128	57,916,124
Google, Inc., Class A *	117,669	65,270,994
International Business Machines Corp.	330,150	52,989,074
Juniper Networks, Inc. ^	1,466,035	33,103,070
Linear Technology Corp. ^	722,445	33,810,426
Microsoft Corp.	2,058,220	83,676,934
Vantiv, Inc., Class A *^	1,233,685	46,509,925
		452,418,009

Materials - 2.3%
Eastman Chemical Co.	437,120	30,274,931
Praxair, Inc.	384,342	46,405,453
		76,680,384

Total Common Stocks		$3,289,484,993

Registered Investment Companies - 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10%Σ	60,904,794	60,904,794
State Street Navigator Securities Lending Prime Portfolio, 0.16%†Σ	50,964,063	50,964,063

Total Registered Investment Companies		$111,868,857

Total Investment Securities - 101.4%
(Cost $2,609,424,442)**		$3,401,353,850

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Registered Investment Companies - 3.3% continued
Net Other Assets (Liabilities) - (1.4)%		(45,338,276)

Net Assets - 100.0%		$ 3,356,015,574

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $49,413,983.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Select Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 94.4%
Consumer Discretionary - 16.2%
Jarden Corp. *^	46,484	$2,459,004
TJX Cos., Inc., The	21,772	1,525,129
Twenty-First Century Fox, Inc. ^	113,723	3,739,212
VF Corp.	10,048	756,715
Whirlpool Corp. ^	18,882	3,815,296
		12,295,356

Consumer Staples - 5.2%
Philip Morris International	22,462	1,692,062
Post Holdings, Inc. *^	48,641	2,278,345
		3,970,407

Energy - 3.1%
Cimarex Energy Co. ^	20,663	2,378,105

Financials - 28.4%
American International Group, Inc.	38,449	2,106,621
BankUnited, Inc.	28,540	934,400
Brown & Brown, Inc. ^	57,346	1,898,726
Citigroup, Inc. ^	29,083	1,498,356
Endurance Specialty Holdings Ltd. ^	11,848	724,387
Franklin Resources, Inc. ^	44,372	2,277,171
iStar Financial, Inc. REIT *^	148,337	1,928,381
MetLife, Inc.	40,962	2,070,629
Navigators Group, Inc. *^	21,793	1,696,367
Popular, Inc. *^	67,062	2,306,262
Willis Group Holdings plc ^	86,893	4,186,504
		21,627,804

Health Care - 15.2%
Alere, Inc. *^	31,855	1,557,710
Boston Scientific Corp. *^	84,304	1,496,396
LifePoint Hospitals, Inc. *^	30,895	2,269,238
Teva Pharmaceutical Industries Ltd. ADR	26,586	1,656,308
Valeant Pharmaceuticals International, Inc. *	22,872	4,542,836
		11,522,488

Industrials - 10.3%
Hub Group, Inc., Class A *	88,886	3,492,330
Parker Hannifin Corp. ^	11,161	1,325,704

Diamond Hill Select Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 94.4% continued
Industrials - 10.3% continued
United Technologies Corp. ^	25,618	$3,002,430
		7,820,464

Information Technology - 16.0%
Apple Computer, Inc.	16,784	2,088,433
Google, Inc., Class A *	3,423	1,898,738
International Business Machines Corp. ^	12,852	2,062,747
Juniper Networks, Inc. ^	103,076	2,327,456
Microsoft Corp.	46,251	1,880,334
Vantiv, Inc., Class A *^	50,853	1,917,158
		12,174,866

Total Common Stocks		$71,789,490

Registered Investment Companies - 34.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10%Σ	4,317,842	4,317,842
State Street Navigator Securities Lending Prime Portfolio, 0.16%†Σ	21,588,589	21,588,589

Total Registered Investment Companies		$25,906,431

Total Investment Securities - 128.5%
(Cost $85,761,329)**		$97,695,921
Net Other Assets (Liabilities) - (28.5)%		(21,680,444)

Net Assets - 100.0%		$76,015,477

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $21,012,479.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.
**	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 81.7%
Consumer Discretionary - 15.4%
Comcast Corp., Class A	1,082,305	$61,117,763
Gannett Co., Inc.^	1,568,900	58,174,812
Goodyear Tire & Rubber Co., The	2,308,085	62,502,942
Jarden Corp.*	1,384,920	73,262,268
TJX Cos., Inc., The	920,440	64,476,822
Twenty-First Century Fox, Inc.	2,216,260	72,870,629
VF Corp.	709,085	53,401,191
Walt Disney Co., The	810,326	84,995,093
Whirlpool Corp.	435,655	88,028,449
		618,829,969

Consumer Staples - 5.2%
Kimberly-Clark Corp.	697,490	74,708,154
Procter & Gamble Co., The	948,055	77,683,626
Sysco Corp.	1,400,672	52,847,355
		205,239,135

Energy - 6.4%
Cimarex Energy Co.	897,674	103,313,301
Devon Energy Corp.	905,738	54,625,059
EOG Resources, Inc.	1,015,767	93,135,676
Occidental Petroleum Corp.	120,438	8,791,974
		259,866,010

Financials - 25.4%
American International Group, Inc.	2,114,285	115,841,675
Brown & Brown, Inc.^	1,920,515	63,588,252
Capital One Financial Corp.	1,227,100	96,720,022
Citigroup, Inc.	2,623,189	135,146,697
Franklin Resources, Inc.	1,592,505	81,727,357
JPMorgan Chase & Co.	1,018,505	61,701,033
MetLife, Inc.	1,430,390	72,306,215
Morgan Stanley	1,278,935	45,645,190
PNC Financial Services Group, Inc.	505,240	47,108,578
Popular, Inc.*	2,987,477	102,739,334
Progressive Corp.^	1,405,305	38,224,296
Prudential Financial, Inc.	375,403	30,148,615
Wells Fargo & Co.	361,365	19,658,256
Willis Group Holdings plc	2,308,940	111,244,729
		1,021,800,249

Health Care - 10.4%
Abbott Laboratories	2,350,385	108,893,336

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 81.7% continued
Health Care - 10.4% continued
Alere, Inc.*	1,256,895	$61,462,166
Baxter International, Inc.	505,971	34,659,014
Boston Scientific Corp.*	4,020,213	71,358,781
Medtronic plc	624,527	48,706,861
Pfizer, Inc.	2,757,075	95,918,639
		420,998,797

Industrials - 7.2%
Dover Corp.^	761,215	52,615,181
Illinois Tool Works, Inc.	640,225	62,191,457
Parker Hannifin Corp.	632,010	75,070,148
United Technologies Corp.	859,335	100,714,062
		290,590,848

Information Technology - 11.7%
Apple Computer, Inc.	673,931	83,857,234
Cisco Systems, Inc.	1,840,910	50,671,048
Google, Inc., Class A*	131,125	72,735,038
International Business Machines Corp.	388,475	62,350,237
Juniper Networks, Inc.^	2,586,140	58,395,041
Microsoft Corp.	1,653,039	67,204,301
Vantiv, Inc., Class A*^	1,996,850	75,281,244
		470,494,143

Total Common Stocks		$3,287,819,151

Registered Investment Companies - 16.4%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10%Σ	618,831,254	$618,831,254
State Street Navigator Securities Lending Prime Portfolio, 0.16%†Σ	44,112,266	44,112,266
Total Registered Investment Companies		$662,943,520

Total Investment Securities - 98.1%
Cost ($3,078,107,700)**		$3,950,762,671
Segregated Cash With Custodian - 23.0%		925,869,311
Securities Sold Short - (20.6)%
(Proceeds $624,623,045)		(826,240,577)
Net Other Assets (Liabilities) - (0.5)%		(18,700,534)

Net Assets - 100.0%		$4,031,690,871

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $42,611,007.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 20.6%
Consumer Discretionary - 7.2%
Brunswick Corp.	1,748,085	$89,938,973
Cabela's, Inc.*	279,230	15,631,295
Gap, Inc., The	370,605	16,058,315
Grand Canyon Education, Inc.*	539,235	23,348,875
Kohl's Corp.	269,815	21,113,024
Macy's, Inc.	1,075,160	69,788,635
New York Times Co., The, Class A	1,214,465	16,711,038
Strayer Education, Inc.*	74,868	3,998,700
Tractor Supply Co.	378,238	32,172,924
		288,761,779

Consumer Staples - 1.9%
Campbell Soup Co.	361,820	16,842,721
Colgate-Palmolive Co.	558,875	38,752,393
Kellogg Co.	278,815	18,387,849
		73,982,963

Financials - 4.0%
Cincinnati Financial Corp.	706,400	37,636,992
First American Financial Corp.	1,175,220	41,931,850
Hanover Insurance Group, Inc.	641,670	46,572,409
Moody's Corp.	114,325	11,866,935
RenaissanceRe Holdings Ltd.	230,430	22,980,784
		160,988,970

Health Care - 1.8%
Celgene Corp.*	196,195	22,617,360
Healthcare Services Group	418,510	13,446,726
IDEXX Laboratories, Inc.*	104,550	16,150,884
Intuitive Surgical, Inc.*	40,520	20,463,816
		72,678,786

Industrials - 3.4%
Boeing Co., The	748,245	112,296,610
Kansas City Southern Industries, Inc.	240,095	24,508,898
		136,805,508

Information Technology - 1.3%
LogMeIn, Inc.*	355,910	19,927,401
NETGEAR, Inc.*	338,690	11,136,127
Western Union Co.	992,040	20,644,352
		51,707,880

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks (continued) 20.6%
Telecommunication Services - 1.0%
AT&T, Inc.	598,235	$19,532,373
Level 3 Communications, Inc.*	404,575	21,782,318
		41,314,691

Total Securities Sold Short - 20.6%
(Proceeds $624,623,045)		$826,240,577

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2015.

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.2%
Consumer Discretionary - 16.1%
Comcast Corp., Class A^	9,435	$532,794
Goodyear Tire & Rubber Co., The^	63,600	1,722,288
Groupon, Inc.*^	61,230	441,468
Jarden Corp.*^	13,000	687,700
Liberty Global plc, Class A*	20,625	1,061,569
Steiner Leisure Ltd.*	15,531	736,169
TJX Cos., Inc., The	8,056	564,323
Twenty-First Century Fox, Inc.^	78,235	2,572,367
Vail Resorts, Inc.^	9,300	961,806
VF Corp.	7,100	534,701
Whirlpool Corp.	16,300	3,293,578
		13,108,763

Consumer Staples - 7.1%
B&G Foods, Inc.^	50,165	1,476,356
Coty, Inc.^	25,500	618,885
Philip Morris International	5,000	376,650
Post Holdings, Inc.*^	45,298	2,121,758
Tesco plc ADR	100,130	1,072,392
		5,666,041

Energy - 4.1%
Cimarex Energy Co.^	24,146	2,778,963
Southwestern Energy Co.*^	24,085	558,531
		3,337,494

Financials - 20.4%
American International Group, Inc.^	22,360	1,225,104
Ashmore Group plc (GB)^	158,335	667,249
Brown & Brown, Inc.^	42,750	1,415,453
Endurance Specialty Holdings Ltd.^	7,285	445,405
Fortress Investment Group LLC, Class A	246,286	1,987,528
Franklin Resources, Inc.^	16,395	841,391
iStar Financial, Inc. REIT*^	120,110	1,561,430
MetLife, Inc.	12,330	623,282
Nationstar Mortgage Holdings, Inc.*^	34,250	848,373
Navigators Group, Inc.*^	16,680	1,298,371
Popular, Inc.*	62,955	2,165,022
Willis Group Holdings plc^	68,740	3,311,894
		16,390,502

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.2% continued
Health Care - 17.2%
Actavis plc*^	4,025	$1,197,921
Alere, Inc.*^	31,570	1,543,773
Boston Scientific Corp.*^	87,483	1,552,824
Catamaran Corp.*	21,225	1,263,736
Express Scripts Holding Co.*	6,975	605,221
GlaxoSmithKline plc ADR^	39,436	1,819,971
LifePoint Hospitals, Inc.*^	11,290	829,251
Orthofix International NV*	18,032	647,168
Stryker Corp.^	7,040	649,440
Teva Pharmaceutical Industries Ltd. ADR	10,525	655,708
Universal American Financial Corp.*^	78,560	839,021
Valeant Pharmaceuticals International, Inc.*	11,150	2,214,613
		13,818,647

Industrials - 8.3%
Aircastle Ltd.^	75,000	1,684,500
Hub Group, Inc., Class A*	130,780	5,138,346
		6,822,846

Information Technology - 16.5%
Apple Computer, Inc.	4,400	547,492
Google, Inc., Class A*	1,646	913,036
International Business Machines Corp.^	25,172	4,040,106
Juniper Networks, Inc.^	116,030	2,619,957
Linear Technology Corp.^	25,093	1,174,352
Microsoft Corp.^	91,445	3,717,697
Rovi Corp.*^	13,605	247,747
		13,260,387

Telecommunication Services - 1.5%
Colt Group SA (GB)*	598,210	1,188,610

Total Common Stocks		$73,593,290

Registered Investment Companies - 35.2%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10%Σ	5,580,201	$5,580,201
State Street Navigator Securities Lending Prime Portfolio, 0.16%†Σ	22,770,007	22,770,007
Total Registered Investment Companies		$28,350,208

Total Investment Securities - 126.4%
Cost ($90,101,303)**		$101,943,498
Segregated Cash With Custodian - 16.1%		12,944,687
Securities Sold Short - (13.9)%

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Securities Sold Short - (13.9)% continued
(Proceeds $9,987,100)		(11,252,485)
Net Other Assets (Liabilities) - (28.6)%		(23,075,203)

Net Assets - 100.0%		$ 80,560,497

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $21,943,325.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.
**	Represents cost for financial reporting purposes.

GB - British Security
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 13.9%
Consumer Discretionary - 3.0%
Cabela's, Inc.*	11,500	$643,771
Gap, Inc., The	3,865	167,470
Grand Canyon Education, Inc.*	4,238	183,505
Kohl's Corp.	2,310	180,758
Macy's, Inc.	18,756	1,217,451
Strayer Education, Inc.*	1,105	59,018
		2,451,973

Financials - 4.7%
Cincinnati Financial Corp.	17,225	917,748
First American Financial Corp.	28,610	1,020,805
Hanover Insurance Group, Inc.	17,795	1,291,561
RenaissanceRe Holdings Ltd.	5,615	559,984
		3,790,098

Health Care - 1.6%
Celgene Corp.*	3,596	414,547
IDEXX Laboratories, Inc.*	3,570	551,494
Intuitive Surgical, Inc.*	588	296,958
		1,262,999

Industrials - 1.2%
Boeing Co., The	5,000	750,400
Kansas City Southern Industries, Inc.	2,600	265,408
		1,015,808

Information Technology - 2.6%
LogMeIn, Inc.*	17,460	977,585
NETGEAR, Inc.*	18,540	609,595
Western Union Co.	24,765	515,360
		2,102,540

Telecommunication Services - 0.8%
Level 3 Communications, Inc.*	11,684	629,067

Total Securities Sold Short - 13.9%
(Proceeds $9,987,100)		$11,252,485

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2015.

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.2%
Banks, Thrifts and Mortgage Finance - 35.6%
Bank of Marin Bancorp^	7,395	$376,406
BOK Financial Corp.^	9,575	586,182
Bridge Bancorp, Inc.^	11,830	305,569
Capital City Bank Group, Inc.^	14,045	228,231
Citigroup, Inc.^	36,060	1,857,811
Comerica, Inc.^	8,090	365,102
First Horizon National Corp.^	30,700	438,703
First of Long Island Corp., The^	21,508	548,454
First Republic Bank^	7,555	431,315
National Penn Bancshares, Inc.^	35,690	384,381
Nationstar Mortgage Holdings, Inc.*	29,565	732,325
PNC Financial Services Group, Inc.^	7,109	662,843
Popular, Inc.*^	57,260	1,969,172
State Bank Financial Corp.^	20,905	439,005
Sterling Bancorp	17,268	231,564
SunTrust Banks, Inc.^	11,992	492,751
Wells Fargo & Co.^	6,586	358,278
		10,408,092

Capital Markets - 8.8%
Fortress Investment Group LLC, Class A	175,770	1,418,464
Franklin Resources, Inc.^	22,210	1,139,817
		2,558,281

Consumer Finance - 4.2%
Capital One Financial Corp.^	15,645	1,233,139

Diversified Financial Services - 7.1%
BankUnited, Inc.	14,785	484,061
JPMorgan Chase & Co.^	14,675	889,012
Morgan Stanley^	19,035	679,359
		2,052,432

Insurance - 27.5%
American International Group, Inc.^	32,240	1,766,430
Brown & Brown, Inc.^	29,615	980,553
Endurance Specialty Holdings Ltd.^	5,285	323,125
Enstar Group Ltd.*^	2,850	404,301
Infinity Property & Casualty Corp.	2,205	180,920

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.2% (continued)
Insurance - 27.5% continued
MetLife, Inc.	20,800	$1,051,440
Navigators Group, Inc.*^	8,935	695,500
Progressive Corp.^	12,790	347,888
Prudential Financial, Inc.^	6,315	507,158
Willis Group Holdings plc^	36,910	1,778,323
		8,035,638

IT Services - 3.4%
Vantiv, Inc., Class A*^	26,455	997,353

Real Estate Investment Trusts - 4.6%
iStar Financial, Inc. REIT*^	102,428	1,331,564

Total Common Stocks		$26,616,499

Registered Investment Companies - 35.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.10%Σ	2,133,351	2,133,351
State Street Navigator Securities Lending Prime Portfolio, 0.16%†Σ	8,264,586	8,264,586
Total Registered Investment Companies		$10,397,937

Total Investment Securities - 126.9% (Cost $31,796,175)**		$37,014,436
Segregated Cash With Custodian - 11.1%		3,228,296
Securities Sold Short - (9.8)%
(Proceeds $2,404,370)		(2,846,070)
Net Other Assets (Liabilities) - (28.2)%		(8,232,857)

Net Assets - 100.0%		$29,163,805

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $8,034,785.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
March 31, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 9.8%
Diversified Financial Services - 0.9%
Moody's Corp.	2,415	$250,677

Insurance - 7.8%
Cincinnati Financial Corp.	10,600	564,768
First American Financial Corp.	19,905	710,210
Hanover Insurance Group, Inc.	9,155	664,470
RenaissanceRe Holdings Ltd.	3,465	345,564
		2,285,012

IT Services - 1.1%
Western Union Co.	14,915	310,381

Total Securities Sold Short - 9.8%
(Proceeds $2,404,370)		$2,846,070

Percentages disclosed are based on total net assets of the Fund at March 31, 2015.

See accompanying Notes to Schedules of Investments

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Collateralized Debt Obligations - 0.4%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$110,364
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	213,822
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	249,883
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	403,853
Total Collateralized Debt Obligations		$977,922

Corporate Bonds - 93.5%
Consumer Discretionary - 22.2%
Academy Ltd., 9.25%, 8/1/19^††	$1,875,000	1,987,500
Avis Budget Car/Finance, 4.88%, 11/15/17^	5,304,000	5,436,600
Bankrate, Inc., 6.13%, 8/15/18^††	2,450,000	2,419,375
CCM Merger, Inc., 9.13%, 5/1/19††	2,000,000	2,180,000
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20^	2,900,000	3,066,750
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	1,657,000	1,996,685
Jarden Corp., 6.13%, 11/15/22^	1,614,000	1,684,613
Laureate Education, Inc., 10.00%, 9/1/19^††	4,300,000	4,063,500
Live Nation Entertainment, 7.00%, 9/1/20^††	5,254,000	5,595,509
McGraw-Hill Global Education Holdings LLC, 9.75%, 4/1/21	900,000	994,500
MHGE Parent LLC/Finance, 8.50%, 8/1/19^††	5,000,000	5,025,000
Radio One, Inc., 9.25%, 2/15/20^††	3,309,000	3,160,095
Rivers Pittsburgh Borrower LP/Finance, 9.50%, 6/15/19††	4,239,000	4,461,548
Summit Materials LLC/Finance, 10.50%, 1/31/20	3,468,000	3,849,480
Tenneco, Inc., 6.88%, 12/15/20	4,186,000	4,437,159
Townsquare Radio LLC, Inc., 9.00%, 4/1/19††	400,000	426,344
Vail Resorts, Inc., 6.50%, 5/1/19^	2,023,000	2,093,805
		52,878,463

Consumer Staples - 1.8%
Post Holdings, Inc., 7.38%, 2/15/22^	4,145,000	4,290,075

Energy - 8.7%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20^	3,730,000	3,832,575

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 93.5% continued
Energy - 8.7% continued
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18^	$4,150,000	$4,326,375
Cimarex Energy Co., 5.88%, 5/1/22	2,025,000	2,156,625
Diamondback Energy, Inc., 7.63%, 10/1/21	4,796,000	5,047,790
Energen Corp., 7.13%, 2/15/28	400,000	365,003
Laredo Petroleum, Inc., 9.50%, 2/15/19^	2,310,000	2,419,725
McDermott International, Inc., 8.00%, 5/1/21^††	3,514,000	2,723,350
		20,871,443

Financials - 18.5%
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,319,061
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,077,376
iStar Financial, Inc., 5.00%, 7/1/19^	2,160,000	2,160,000
iStar Financial, Inc., 4.88%, 7/1/18^	4,725,000	4,748,625
iStar Financial, Inc., Series B, 9.00%, 6/1/17	1,445,000	1,587,766
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,136,575
Nationstar Mortgage/Capital Corp., 6.50%, 8/1/18^	2,960,000	2,974,800
Nationstar Mortgage/Capital Corp., 6.50%, 7/1/21	4,530,000	4,394,100
OneMain Finance Holdings, Inc., 7.25%, 12/15/21††	2,400,000	2,484,000
Popular, Inc., 7.00%, 7/1/19^	7,400,000	7,344,501
Radian Group, Inc., 5.50%, 6/1/19	63,000	65,756
Radian Group, Inc., 9.00%, 6/15/17	4,840,000	5,420,800
Synovus Financial Corp., 7.88%, 2/15/19	1,775,000	1,988,000
Synovus Financial Corp., 5.13%, 6/15/17	3,350,000	3,410,635
		44,111,995

Health Care - 10.2%
Alere, Inc., 6.50%, 6/15/20^	4,390,000	4,532,675
Biomet, Inc., 6.50%, 10/1/20^	5,792,000	6,081,600
BioScrip, Inc., 8.88%, 2/15/21††	2,000,000	1,797,500
HealthSouth Corp., 7.75%, 9/15/22	2,472,000	2,611,050
Kindred Escrow Corp. II, 8.75%, 1/15/23^††	4,800,000	5,256,000
Valeant Pharmaceuticals International, 6.38%, 10/15/20††	4,000,000	4,155,000
		24,433,825

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 93.5% continued
Industrials - 11.0%
American Airlines, Inc., Class B, Series 2013-1, 5.63%, 1/15/21††	$2,740,940	$2,864,283
BlueLine Rental LLC, 7.00%, 2/1/19††	2,890,000	2,976,700
Casella Waste Systems, Inc., 7.75%, 2/15/19	2,275,000	2,275,000
United Airlines, Inc., Class B, Series 2013-1B, 5.38%, 2/15/23	3,822,902	4,004,490
United Airlines, Inc., Class A, Series 2007-1, 6.64%, 7/2/22	3,729,899	4,028,290
United Rentals North America, 7.38%, 5/15/20^	6,733,000	7,275,848
Vander Intermediate Hold, 9.75%, 2/1/19††	295,000	297,213
XPO Logistics, Inc., 7.88%, 9/1/19††	2,350,000	2,485,125
		26,206,949

Information Technology - 5.0%
Activision Blizzard, Inc., 5.63%, 9/15/21††	2,000,000	2,130,000
Epicor Software Corp., 8.63%, 5/1/19^	2,285,000	2,387,825
Lawson Software, Inc., 9.38%, 4/1/19	2,665,000	2,858,213
Lawson Software, Inc., 11.50%, 7/15/18	2,260,000	2,440,800
Zayo Group LLC/Capital, 8.13%, 1/1/20	1,914,000	2,025,012
		11,841,850

Materials - 8.3%
Cemex Finance LLC, 9.38%, 10/12/22^††	4,625,000	5,249,375
Mobile Mini, Inc., 7.88%, 12/1/20	2,105,000	2,220,775
NCI Building Systems, Inc., 8.25%, 1/15/23^††	2,500,000	2,643,750
Owens-Illinois, Inc., 7.80%, 5/15/18^	6,321,000	7,087,421
Platform Specialty Products, 6.50%, 2/1/22††	2,425,000	2,534,125
		19,735,446

Telecommunication Services - 6.0%
Cincinnati Bell, Inc., 8.38%, 10/15/20	2,220,000	2,361,525
Cogent Communications Finance, Inc., 5.63%, 4/15/21††	4,750,000	4,655,000
Level 3 Financing, Inc., 8.13%, 7/1/19	6,957,000	7,313,546
		14,330,071

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
March 31, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 93.5% continued
Utilities - 1.8%
Source Gas LLC, 5.90%, 4/1/17††	$4,000,000	$4,272,424

Total Corporate Bonds		$222,972,541

Registered Investment Companies - 24.0%
State Street Institutional Liquid Reserves Fund, Premier Class,0.10%Σ	9,389,324	9,389,324
State Street Navigator Securities Lending Prime Portfolio,0.16%†Σ	47,980,793	47,980,793

Total Registered Investment Companies		57,370,117

Total Investment Securities 117.9% (Cost $282,259,539)**		$281,320,580
Net Other Assets (Liabilities) (17.9)%		(42,629,967)

Net Assets - 100.0%		$238,690,613

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
††	144A restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Academy Ltd.	September-14	$2,001,563	$1,987,500	0.8%
Activision Blizzard, Inc.	August-14	$2,100,000	$2,130,000	0.9%
American Airlines, Inc., Series 2013-1, Class B	October-14	$2,802,611	$2,864,283	1.2%
Bankrate, Inc.	September-14	$2,419,438	$2,419,375	1.0%
BioScrip, Inc.	March-15	$1,785,000	$1,797,500	0.8%
BlueLine Rental LLC	July-14	$2,966,350	$2,976,700	1.2%
CCM Merger, Inc.	September-14	$2,121,019	$2,180,000	0.9%
Cemex Finance LLC	September-14	$5,199,375	$5,249,375	2.2%
Cogent Communications Finance, Inc.	April-14	$4,763,750	$4,655,000	2.0%
Kindred Escrow Corp. II	December-14	$4,824,000	$5,256,000	2.1%
Laureate Education, Inc.	August-14	$4,265,438	$4,063,500	1.7%
Live Nation Entertainment	February-14	$5,760,945	$5,595,509	2.4%
McDermott International, Inc.	July-14	$3,541,114	$2,723,350	1.1%
MHGE Parent LLC/Finance	July-14	$4,925,000	$5,025,000	2.1%
NCI Building Systems, Inc.	January-15	$2,556,250	$2,643,750	1.1%
OneMain Finance Holdings, Inc.	March-15	$2,496,000	$2,484,000	1.0%
Platform Specialty Products	February-15	$2,447,875	$2,534,125	1.1%
Radio One, Inc.	July-14	$3,552,595	$3,160,095	1.3%
Rivers Pittsburgh Borrower LP/Finance	November-14	$4,546,327	$4,461,548	1.9%
Source Gas LLC	March-10	$3,840,000	$4,272,424	1.8%
Townsquare Radio LLC, Inc.	December-14	$430,500	$426,344	0.2%
Valeant Pharmaceuticals International	April-14	$4,340,000	$4,155,000	1.7%
Vander Intermediate Hold	February-15	$284,675	$297,213	0.1%
XPO Logistics, Inc.	February-15	$2,454,875	$2,485,125	1.1%
		$76,424,700	$75,842,716	31.7%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	$336,608	$110,364	0.0%
Alesco Preferred Funding VI, Class PNN	December-04	621,631	213,822	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	249,883	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	403,853	0.2%
		$2,503,046	$977,922	0.4%

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2015 was $46,224,713.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2015.
Σ	Rate represents the daily yield on March 31, 2015.

See accompanying Notes to Schedules of Investments

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2015
(Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2015
(Unaudited)

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Approximately 0.4% of the Strategic Income Fund’s March 31, 2015 net assets are being valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of March 31, 2015 based on input levels assigned at December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2015
(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,240,931,946	$—
Registered Investment Companies	431,209,311	—
Total	1,672,141,257	—
Small-Mid Cap Fund
Common Stocks*	852,092,647	—
Registered Investment Companies	146,460,314	—
Total	998,552,961	—
Mid Cap Fund
Common Stocks*	16,126,038	—
Registered Investment Companies	6,610,298	—
Total	22,736,336	—
Large Cap Fund
Common Stocks*	3,289,484,993	—
Registered Investment Companies	111,868,857	—
Total	3,401,353,850	—
Select Fund
Common Stocks*	71,789,490	—
Registered Investment Companies	25,906,431	—
Total	97,695,921	—
Long-Short Fund
Common Stocks*	3,287,819,151	—
Registered Investment Companies	662,943,520	—
Total	3,950,762,671	—
Research Opportunities Fund
Common Stocks*	71,737,431	1,855,859
Registered Investment Companies	28,350,208	—
Total	100,087,639	1,855,859
Financial Long-Short Fund
Common Stocks*	26,616,499	—
Registered Investment Companies	10,397,937	—
Total	37,014,436	—
Strategic Income Fund
Collateralized Debt Obligations	—	977,922
Corporate Bonds*	—	222,972,541
Registered Investment Companies	57,370,117	—
Total	57,370,117	223,950,463

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(826,240,577)	—
Research Opportunities Fund
Common Stocks*	(11,252,485)	—
Financial Long-Short Fund
Common Stocks*	(2,846,070)	—

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2015
(Unaudited)

The Funds did not hold any Level 3 securities during the quarter ended March 31, 2015.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”) to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain 85% of their respective net securities lending income and pay State Street the remaining 15%.

As of March 31, 2015, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$111,729,449	$115,399,505
Small-Mid Cap Fund	61,393,541	63,140,522
Mid Cap Fund	4,888,623	5,057,709
Large Cap Fund	49,413,983	50,964,063
Select Fund	21,012,479	21,588,589
Long-Short Fund	42,611,007	44,112,266
Research Opportunities Fund	21,943,325	22,770,007
Financial Long-Short Fund	8,034,785	8,264,586
Strategic Income Fund	46,224,713	47,980,793

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2015
(Unaudited)

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Federal Tax Information

As of March 31, 2015, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Fund	$1,305,854,794	$411,335,321	$(45,048,858)	$366,286,463
Small-Mid Cap Fund	896,404,895	109,471,655	(7,323,589)	102,148,066
Mid Cap Fund	21,252,093	1,922,623	(438,380)	1,484,243
Large Cap Fund	2,610,471,633	819,512,751	(28,630,534)	790,882,217
Select Fund	85,781,536	12,442,947	(528,562)	11,914,385
Long-Short Fund	3,079,828,069	885,825,198	(14,890,596)	870,934,602
Research Opportunities Fund	90,374,077	13,644,239	(2,074,818)	11,569,421
Financial Long-Short Fund	31,819,424	5,493,476	(298,464)	5,195,012
Strategic Income Fund	282,319,715	3,259,942	(4,259,077)	(999,135)

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	May 26, 2015

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date:	May 26, 2015